Note 1 - General Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Sono Group N.V. (“Sono N.V.” or the “Company”) is registered in the business register (Netherlands Chamber of Commerce) and its corporate seat is in Amsterdam. In November 2021, the Company successfully completed an initial public offering (IPO) and became listed on the Nasdaq Stock Market (“Nasdaq”), traded under the ticker symbol “SEV” since November 17, 2021. On December 11, 2023, Sono N.V. received notice from the Nasdaq Hearings Panel that the Company’s ordinary shares will be delisted from the Nasdaq. See note 9.7.6 Nasdaq suspension of trading of shares and delisting. The Company has its business exclusively in Germany as the management is located there and the business address is Waldmeisterstraße 76, 80935 Munich, Germany (trade register number: 80683568). Sono N.V.’s sole and wholly-owned subsidiary, Sono Motors GmbH (“Sono Motors”), is registered in the commercial register (Handelsregister) at the local court (Amtsgericht) of Munich, Germany, under HRB 224131. Sono Motors’ registered headquarters is Waldmeisterstraße 76, 80935 Munich, Germany. Sono N.V. is the ultimate parent of the Group. Hereinafter, Sono N.V. and its consolidated subsidiary collectively are referred to as the “Sono Group”, or the “Group”, “Management”, “we” and “us”.

Sono Group intended to develop and manufacture electric vehicles with integrated solar panels (the “Sion passenger car program). In addition, it planned to license its solar technology to other Original Equipment Manufacturers (OEMs). However, on February 24, 2023, Sono Group announced the decision to terminate the Sion passenger car program and to pivot the business model to exclusively retrofitting and integrating Sono Group’s solar technology onto third party vehicles due to lack of available funding. As this decision was only made on February 24, 2023, the restructuring constitutes a non-adjusting subsequent event. For further information on this please see note 9.7.1. Termination of the Sion passenger car program. On May 15, 2023, Sono Group filed for self-administered insolvency, see note 9.7.2 Filing for insolvency.